Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies
a)	Basis of presentation and consolidation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United Stated of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries (collectively, the “Group” or the “Company”). All inter-company transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.
b)	Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful receivables, provision for inventories and advances to suppliers, the economic useful lives of property, plant and equipment and intangible assets, asset impairments, certain accrued liabilities including accruals for warranty costs, accounting for share-based compensation, fair value measurements, legal contingencies, and income taxes and related tax valuation allowance.
c)	Fair value of financial instruments
The Company estimated the fair value of its financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosure. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). ASC 820 establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.
When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, stockholders’ equity (deficit) and net income or loss. Note 25, “Fair Value Measurements”, for further details.
d)	Cash, cash equivalents and restricted cash
The Group considers all cash on hand and demand deposits as cash and considers all highly liquid investments with an original maturity of three months or less as cash equivalents. Restricted cash represents amounts held by banks, which are not available for the Group’s use, as security for issuance of letters of credit.
e)	Short-term investments
The Company accounts for short-term investments in accordance with ASC 320, Investments-Debt and Equity Securities. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standard for financial instruments. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are reported at fair value with unrealized gains and losses included in investment income. The Company does not have investments classified as held-to-maturity.
Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to income during the period in which the gain or loss is realized. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in comprehensive income through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which will be charged to income.
f)	Allowance for doubtful accounts
Provisions are made against accounts receivable for estimated losses resulting from the inability of the Group’s customers to make payments. The Group periodically assessed accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any.
g)	Inventories
Inventories are stated at the lower of cost or market value. Cost of inventories is determined by the weighted-average method. Provisions are made for excess, slow moving and obsolete inventory as well as inventory whose carrying value is in excess of net realizable value. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold.
h)	Short-term and long-term advances to suppliers
The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group does not require collateral or other security against its advances to related or third party suppliers. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances from the suppliers and provide for losses on advances which are akin to receivables in selling, general and administrative expenses because of their inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Group classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the 12 months are recorded in long-term advances to suppliers.
i)	Prepayment for land use rights
Land use rights are carried at cost less accumulated amortization and impairment losses. Amortization is provided on a straight-line basis over the lease period of 50 years.
j)	Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Shorter of the lease term or useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Land	Indefinite
Construction in progress primarily represents the construction of new production lines. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.
Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.
k)	Operating leases
Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight line basis over the lease periods.
l)	Intangible asset, net
Intangible assets primarily represent technical know-how contributed by one of the Group’s shareholders upon formation of JA Hebei and purchased accounting and operational software.
Technical know-how is carried at cost, less accumulated amortization. The technical know-how consists of one component relating to the commercial production process of photovoltaic solar cells. Amortization is calculated on a straight-line basis over the estimated useful life of the technical know-how of eight years.
Purchased software and others with a finite useful life is being amortized on a straight line basis over its estimated useful life of three to ten years.
m)	Impairment of long-lived assets
The Group evaluates its long-lived assets and finite-lived intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. Impairments are recognized based on the difference between the fair value of the asset and its carrying value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized.
n)	Income taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.
o)	Revenue recognition
(i)	Revenue recognition for solar modules, solar cells and other products (hereafter “solar products”)
The Group recognizes revenue from the sale of solar products when the goods are delivered and title and risk of loss transfer is passed to the customers. The Group sells its solar products at agreed upon prices to its customers, which reflect prevailing market prices.
The Group’s considerations for recognizing revenue are based on the following:
•
Persuasive evidence that an arrangement (sales contract) exists between a willing customer and the Group that outlines the terms of the sale (including customer information, product specification, quantity of goods, purchase price and payment terms). Customers do not have a right of return. The Group does provide a warranty on its solar module products.

•
Some shipping terms are EXW, at which point the Group delivers goods at its own place of business and all other transportation costs and risks are assumed by the customer. Some shipping terms are CIF destination point, under which the Group pays the costs of insurance and freight necessary to bring the goods to the named port of destination, but the title to and risk of loss of or damage of the goods is passed to the buyer according to the contract term, which could be upon delivery no matter who bears the transportation costs. Some shipping terms are FOB shipping point from the Group’s premises. At this point the customer takes title to the goods and is responsible for all risks and rewards of ownership.

•	The Group’s price to the customer is fixed and determinable as specifically outlined in the sales contract.
•
For customers to whom credit terms are extended, the Group assesses a number of factors to determine whether collection from the customers is probable, including past transaction history with these customers and their credit-worthiness. All credit extended to customers is pre-approved by management. If the Group determines that collection is not reasonably assured, it defers the recognition of revenue until collection becomes reasonably assured, which is generally upon receipt of payment.

(ii)	Revenue recognition for solar products processing
The Group provides solar products processing service to customers with their own wafer/polysilicon supplies. Under certain of these solar products processing service arrangements, the Group purchases raw materials from a customer and agrees to sell a specified quantity of solar products produced from such materials back to the same customer. The Group records revenue from these processing transactions on a net basis, recording revenue based on the amount received for solar products sold less the amount paid for the raw materials purchased from the customer. The revenue recognized is recorded as solar products processing revenue and the production costs incurred related to providing the processing services are recorded as solar products processing costs within cost of revenue.
p)	Cost of revenue
Cost of revenue includes production and indirect costs, as well as shipping (freight in) and handling costs for products sold, provision for inventories and capacity underutilization charges.
q)	Share based compensation
In accordance with ASC 718, Compensation-Stock Compensation, the Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award.
The Group recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.
ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. For the stock options granted in the year ended December 31, 2008, 2009 and 2010 the Group used the forfeiture rate of 0%, 0% and 7.7%, respectively.
r)	Research and development
Research and development costs are expensed when incurred.
s)	Advertising expenses
Advertising expenses are charged to the consolidated statement of operations in the period incurred. Advertising expenses are not significant during any of the periods covered by these consolidated financial statements..
t)	Warranty cost
Solar modules produced by the Group are typically sold with a one-year or five-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10.0% and 20.0%, respectively, of the initial minimum power generation capacity at the time of delivery. The Group therefore maintains warranty reserves (recorded as accrued warranty costs) to cover potential liabilities that could arise from these guarantees and warranties. The potential liability is generally in the form of product replacement or repair. The Group accrues 1.0% of its net revenues attributable to module sales as warranty costs at the time revenues are recognized and include that amount in its cost of revenues. Due to zero warranty claims to date, the Group accrues the estimated costs of warranties based primarily on its own history, industry data and an assessment of its competitors’ accrual history. Through the Group’s relationships with, and its management’s experience working at, other solar power companies and on the basis of publicly available information regarding other solar power companies’ accrued warranty costs, the Group believes that accruing 1.0% of its net revenues attributable to module sales as warranty costs is within the range of industry practice and is consistent with industry-standard accelerated testing, which assists the Group in estimating the long-term reliability of solar modules, estimates of failure rates from its quality review and other assumptions that it believes to be reasonable under the circumstances. However, although the Group conducts quality testing and inspection of its solar module products, these products have not been and cannot be tested in an environment simulating the up to 25-year warranty periods. The Group has not experienced any material warranty claims to date in connection with declines of the power generation capacity of its solar modules. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that the actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate.
u)	Foreign currencies translation
The functional and reporting currency of the Company and the majority of its subsidiaries is Renminbi (“RMB”). Transactions denominated in other currencies are translated into RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. All exchange gains and losses are included in the Consolidated Statements of Operations as a separate line item after income from operations.
For the Company’s subsidiaries whose functional currency is not RMB, the asset and liability accounts are translated into its reporting currency using exchange rates in effect at the balance sheet dates and income and expense items are translated using average exchange rates.
v)	Segment reporting
The Group has adopted ASC 280, Segment Reporting, for its segment reporting. The Group operates and manages its business as a single segment.
w)	Net income/ (loss) per share
In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the convertible preferred shares (using the if-converted method), senior convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).
x)	Comprehensive income/(loss)
The Group has adopted ASC 220, Comprehensive Income. ASC 220 defines comprehensive income/(loss) to include all changes in equity, including adjustments to minimum pension liabilities, accumulated foreign currency translation, unrealized gains or losses on available-for-sale marketable securities, and unrealized hedging gain/(loss) to the extent effective, except those resulting from investments by owners and distributions to owners.
y)	Derivative Financial Instruments — Embedded Foreign Currency Derivatives
Certain of the Group’s purchase and sales contracts are denominated in a currency which is not the functional currency of either of the contracting parties. Accordingly, the contracts contain embedded foreign currency forward contracts, which were required to be bifurcated and accounted for at fair value in accordance with ASC 815, derivatives and hedging. Embedded foreign currency derivatives are presented as derivative assets or liabilities with the changes in fair value recorded in the consolidated statement of operations.
z)	Adoption of new accounting standard and discontinued operation
On January 1, 2010, the Company adopted the Financial Accounting Standards Board (“FASB”) update to the Debt topic of the FASB codification which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. In addition, if it becomes probable that the counterparty to the arrangement will default, the issuer shall recognize an expense for the fair value of the unreturned shares, net of probable recoveries. These rules require revision of prior periods to conform to current accounting. The accounting change was applied retrospectively to all periods presented. (See Note 14)
In December, 2010, the Company decided to discontinue the PV power plant business (Note 20). Consequently, the results of the Korean business for all periods presented were reclassified to income/(loss) from discontinued operations, net of tax in accordance with ASC 205, Presentation of Financial Statements.
The effect of adoption of the above new guidance and reclassification for discontinued operations on the consolidated financial statement line items as of and for the years ended December 31, 2008 and 2009 is illustrated in the following tables.
Consolidated Balance Sheets

	At December 31, 2009
	As Previously	Adjustments for
	Reported	Share Lending	As Adjusted
	RMB	RMB	RMB
Deferred issuance cost	36,070	107,172	143,242
Total assets	7,354,998	107,172	7,462,170
Additional paid-in capital	3,884,037	699,771	4,583,808
Retained earnings	628,025	(592,599)	35,426
Total shareholder’s equity	4,715,386	107,172	4,822,558
Total liabilities and shareholder’s equity	7,354,998	107,172	7,462,170
Consolidated Statements of Operations

	For the year ended December 31, 2008
	As Previously	Adjustments for
	Reported	Share Lending	As Adjusted
	RMB	RMB	RMB
Convertible notes buyback gain	203,514	(42,181)	161,333
Interest expense	(160,542)	(11,730)	(172,272)
Foreign exchange (loss)/gain	(127,356)	(4,808)	(132,164)
Impairment on share lending arrangement	—	(469,042)	(469,042)
Income/(loss) before income taxes	502,948	(527,761)	(24,813)
Net income/(loss) attributable to ordinary shareholders	479,066	(527,761)	(48,695)
Net income/(loss) attributable to ordinary shareholders per basic share	3.06	(3.37)	(0.31)
Net loss attributable to ordinary shareholders per diluted share	(2.31)	(2.82)	(5.13)

	For the year ended December 31, 2009
			Adjustments
	As Previously	Adjustments for	For Discontinued
	Reported	Share Lending	Operations	As Adjusted
	RMB	RMB	RMB	RMB
Total revenues	3,779,178	—	(625)	3,778,553
Total cost of revenues	(3,299,292)	—	2,790	(3,296,502)
Gross profit	479,886	—	2,165	482,051
Selling, general and administrative expenses	(343,284)	—	31	(343,253)
Total operating expenses	(388,385)	—	31	(388,354)
Income from continuing operations	91,501	—	2,196	93,697
Convertible notes buyback gain/(loss)	22,904	(47,060)	—	(24,156)
Interest expense	(213,627)	(17,873)	13	(231,487)
Interest income	11,965	—	(1)	11,964
Foreign exchange gain	10,147	95	(5,613)	4,629
Other income	7,796	—	(10)	7,786
Loss from continuing operations before income taxes	(120,662)	(64,838)	(3,415)	(188,915)
Loss from continuing operations	(128,661)	(64,838)	(3,415)	(196,914)
Income from discontinued operations, net of tax	—	—	3,415	3,415
Net loss attributable to ordinary shareholders	(128,661)	(64,838)	—	(193,499)

Basic net loss per share — continuing operations	(0.80)	(0.40)	(0.02)	(1.22)
Diluted net loss per share — continuing operations	(0.80)	(0.40)	(0.02)	(1.22)
Basic net loss per share — discontinued operations	—	—	0.02	0.02
Diluted net loss per share — discontinued operations	—	—	0.02	0.02
Consolidated Statements of Cashflows

	For the year ended December 31, 2008
	As Previously	Adjustments for
	Reported	Share Lending	As Adjusted
	RMB	RMB	RMB
Net income/(loss)	479,066	(527,761)	(48,695)
Amortization of deferred issuance cost and accretion of convertible notes	88,389	11,730	100,119
Impairment on share lending arrangement	—	469,042	469,042
Exchange loss	57,161	4,808	61,969
Gain from convertible notes buyback	(203,514)	42,181	(161,333)
Net cash used in operating activities	(1,289,148)	—	(1,289,148)
Net cash used in investing activities	(419,423)	—	(419,423)
Net cash provided by financing activities	2,610,308	—	2,610,308

	For the year ended December 31, 2009
	As Previously	Adjustments for
	Reported	Share Lending	As Adjusted
	RMB	RMB	RMB
Net loss	(128,661)	(64,838)	(193,499)
Amortization of deferred issuance cost and accretion of convertible notes	110,076	17,873	127,949
Exchange gain	(2,043)	(95)	(2,138)
(Gain)/loss from convertible notes buyback	(22,904)	47,060	24,156
Net cash provided by operating activities	1,129,132	—	1,129,132
Net cash used in investing activities	(557,153)	—	(557,153)
Net cash used in financing activities	(242,760)	—	(242,760)
aa)	Recent accounting pronouncements
In October 2009, the FASB issued new guidance on “revenue recognition for arrangements with multiple deliverables and certain revenue arrangements that include software elements.” By providing another alternative for determining the selling price of deliverables, the guidance for arrangements with multiple deliverables will allow companies to allocate consideration in multiple deliverable arrangements in a manner that better reflects the transaction’s economics and will often result in earlier revenue recognition. The new guidance modifies the fair value requirements of previous guidance by allowing “best estimate of selling price” in addition to vendor-specific objective evidence (“VSOE”) and other vendor objective evidence (“VOE,” now referred to as “TPE,” standing for third-party evidence) for determining the selling price of a deliverable. A vendor is now required to use its best estimate of the selling price when VSOE or TPE of the selling price cannot be determined. In addition, the residual method of allocating arrangement consideration is no longer permitted under the new guidance. The new guidance for certain revenue arrangements that include software elements removes non-software components of tangible products and certain software components of tangible products from the scope of existing software revenue guidance, resulting in the recognition of revenue similar to that for other tangible products. The new guidance is effective for fiscal years beginning on or after June 15, 2010. However, companies may adopt the guidance as early as interim periods ended September 30, 2009. The guidance may be applied either prospectively from the beginning of the fiscal year for new or materially modified arrangements or retrospectively. The Group does not expect that the adoption of this guidance to have a material impact on its financial position, results of operations or cash flows.
In December 2010, FASB issued revised guidance on “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” The revised guidance specifies that an entity with reporting units that have carrying amounts that are zero or negative is required to assess whether it is more likely than not that the reporting units’ goodwill is impaired. If the entity determines that it is more likely than not that the goodwill of one or more of its reporting units is impaired, the entity should perform Step 2 of the goodwill impairment test for those reporting unit(s). Any resulting goodwill impairment should be recorded as a cumulative-effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the revised guidance should be included in earnings as required by Section 350-20-35. The revised guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Group does not expect that the adoption of this guidance to have a material impact on its financial position, results of operations or cash flows.
In December 2010, FASB issued revised guidance on the “Disclosure of Supplementary Pro Forma Information for Business Combinations.” The revised guidance specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The revised guidance also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The revised guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Group does not expect that the adoption of this guidance to have a material impact on its financial position, results of operations or cash flows.
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820) — Improving Disclosures about Fair Value Measurements. This ASU requires new disclosures and clarifies certain existing disclosure requirements about fair value measurements. ASU 2010-06 requires a reporting entity to disclose significant transfers in and out of Level 1 and Level 2 fair value measurements, to describe the reasons for the transfers, and to present separately information about purchases, sales, issuances, and settlements of items recorded on a recurring basis under fair value measurements using significant unobservable inputs (Level 3). ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which is effective for interim and annual reporting periods beginning after December 15, 2010; early adoption is permitted. The adoption of ASU 2010-06 did not have a material impact on the Group’s financial position, results of operations, or cash flows.
In April 2010, the FASB issued Accounting Standards Update (ASU) 2010-13, Compensation (Topic 718)—Stock Compensation. This ASU addresses the classification of an employee share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trade. FASB Accounting Standards Codification Topic 718, Compensation—Stock Compensation, provides guidance on the classification of a share-based payment award as either equity or a liability. A share-based payment award that contains a condition that is not a market, performance, or service condition is required to be classified as a liability. Under Topic 718, awards of equity share options granted to an employee of an entity’s foreign operation that provide a fixed exercise price denominated in (1) the foreign operation’s functional currency or (2) the currency in which the employee’s pay is denominated should not be considered to contain a condition that is not a market, performance, or service condition. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements and related disclosures.
ab)	Reclassifications
Certain prior period balances have been reclassified to conform to the current period presentation in the Company’s Consolidated Financial Statements and the accompanying notes. Such reclassification had no effect on previously reported results of operations or retained earnings.